Line of Credit	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Abstract]
Debt Disclosure [Text Block]
Note 3 – Line of Credit

On May 20, 2011, the Company entered into a line of credit agreement with Galaxy Casino to borrow up to HK$ 50,000,000 (approximately $ $6,440,000) as of December 31, 2013. The line of credit consists of amounts due to Galaxy Casino for advances of non-negotiable chips to Hung Lei. The line of credit is interest free, renewable monthly and secured by the personal check of Mr. Francis Lam (a related party). At December 31, 2013, 2012 and 2011, the outstanding balance under this line of credit was$6,436,746, $6,450,448, and $2,827,400 respectively.